Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Summary of Provisions
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Warranties	$111	$132
Trade-in right	31	87
Employee benefits	38	43
Others	5	5
	$185	$267

Current	$119	$189
Noncurrent	66	78
	$185	$267

Movements in Provisions
	Warranties	Trade-in rights	Employee Benefits	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2015	$212	$—	$55	$5	$272
Additional provisions recognized	100	—	12	—	112
Used / forfeited during the year	(99)	—	(37)	—	(136)
Balance on December 31, 2015	$213	$—	$30	$5	$248
Balance on January 1, 2016	$213	$—	$30	$5	$248
Additional provisions recognized	81	31	9	—	121
Used / forfeited during the year	(183)	—	(1)	—	(184)
Balance on December 31, 2016	$111	$31	$38	$5	$185
Balance on January 1, 2017	$111	$31	$38	$5	$185
Additional provisions recognized	79	69	7	—	155
Used / forfeited during the year	(58)	(13)	(2)	—	(73)
Balance on December 31, 2017	$132	$87	$43	$5	$267